Critical Accounting Judgments, Estimates and Assumptions	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Critical Accounting Judgments, Estimates and Assumptions
NOTE 3. CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are discussed below.
(a) Grant income
Grant income is based on judgments of management when determining the amount of grant income to recognize based on an assessment of qualifying expenditure and relevant rules and regulations in each tax jurisdiction.
(b) Development expenditure
The consolidated entity has expensed all internal development expenditure incurred during the fiscal year as the costs relate to the initial expenditure for development of biopharmaceutical products and the generation of future economic benefits is not considered probable given the current stage of development. It was considered appropriate to expense the development costs as they did not meet the criteria to be capitalized under AASB 138 (IAS 38) Intangible Assets.
(c) Liquidity
The Group has experienced significant recurring operating losses and negative cash flows from operating activities since its inception. As at June 30, 2026, the Group holds cash and cash equivalents of $63,672,558 (2025: $67,408,215). As at June 30, 2026, the Group also holds bank term deposits totaling $5,200,486 (2025: $62,284,779), which have been recognized as short-term investments (as opposed to “cash and cash equivalents”) due to having maturities of more than 3 months and less than 12 months.
The Group is subject to risks common to companies in the biotechnology industry, including, but not limited to, risks of delays in initiating or continuing research programs and clinical trials, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any drug product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, if approved, dependence on key personnel and collaboration partners, protection of proprietary technology, compliance with government regulations, the development of technological innovations by competitors, and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval prior to commercialization. Even if the Company’s research and development efforts are successful, it is uncertain when, if ever, the Group will realize significant revenue from product sales.
The Group has historically been loss making, anticipates that it will continue to incur losses for the foreseeable future. The Group has funded these losses through a combination of equity financings, debt financings and various license and collaboration agreements, and it expects it will continue to do so until such time as it can generate significant revenue from product sales, or other commercial revenues, if ever, or through licensing and/or collaboration agreements for its drug candidates. Although management continues to pursue these plans, there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all.
In line with the Company’s financial risk management, the directors have carefully assessed the financial and operating implications of the above matters, including the expected cash outflows of ongoing research and development activities of the Group over the next 12 months.

Based on this consideration, the directors are of the view that the Group will be able to pay its debts as and when they fall due for at least 12 months following the date these financial statements were authorized for issuance and that it is appropriate for the financial statements to be prepared on a going concern basis.
Monitoring and addressing the ongoing cash requirements of the Group is a key focus of the directors.
This involves consideration of future funding initiatives such as potential business development opportunities, for example an out-licensing
transaction, capital raising initiatives, and the control of variable spending on research and development activities of the Group.
(d) Assessment on the carrying value of intellectual property
Costs incurred in acquiring intellectual property are capitalized and amortized on a straight-line basis over a period not exceeding the life of the patents. Where a patent has not been formally granted, the company estimates the life of the granted patent in accordance with the provisional application. Costs include only those costs directly attributable to the acquisition of the intellectual property.
At each reporting date the Directors assess whether any indicators of impairment exist, having regard to the status and outcomes of the Group’s clinical development programs, the Group’s development and commercialization plans, and the relationship between the Group’s market capitalization and the carrying amount of its net assets. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Accordingly, as commercial production has not yet commenced there is some judgment required in assessing the continued viability on the use of intellectual property. Refer to note 1 and note 15.
(e) Investment in subsidiaries
Investments in subsidiaries held by Immutep Limited are accounted for at cost in the separate financial statements of the parent entity.
Given the current phase of operations, management has recognized these assets to the extent of the value of tangible assets and liabilities consisting of the following adjusting for any impairment loss:

•	Cash held with bank

•	Intellectual property

•	Accounts and other receivables, prepayments and payables with external parties
(f) Fair value estimates of convertible note
Fair value estimation of convertible note is included in the notes 1(m) and note 19 of the financial statements
.